Off-balance-sheet commitments (Details)	12 Months Ended
Dec. 31, 2020 EUR (€) m²
France | Lease arrangement expired
Disclosure of quantitative information about right-of-use assets [line items]
Surface area | m²	638.15
Annual rent	€ 215,011.87
Maximum refurbishment costs	€ 100,000
France | Lease arrangement ongoing
Disclosure of quantitative information about right-of-use assets [line items]
Surface area | m²	504
Annual rent	€ 159,278.23
Maximum refurbishment costs	€ 50,000
US | Lease arrangement ongoing
Disclosure of quantitative information about right-of-use assets [line items]
Period for which written notice is required for termination	30 days
Monthly rent	€ 6,100,000